Financial instruments and management of financial risks - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 703	$ 666
Cash and cash equivalents
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	127	125
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	498	428
Due from affiliated companies
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	62	81
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 16	$ 32